Gross Profit By Segments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue, net	$ 94,754,722	$ 184,710,880	$ 242,573,674
Cost of revenue	56,922,919	92,491,412	131,946,586
Gross profit	37,831,803	92,219,468	110,627,088
Direct Sales
Segment Reporting Information [Line Items]
Revenue, net	45,232,943	136,416,423	193,614,500
Cost of revenue	24,352,882	57,445,266	96,471,502
Gross profit	20,880,061	78,971,157	97,142,998
Distribution Sale
Segment Reporting Information [Line Items]
Revenue, net	49,521,779	48,294,457	48,959,174
Cost of revenue	32,570,037	35,046,146	35,475,084
Gross profit	$ 16,951,742	$ 13,248,311	$ 13,484,090